Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Total cost	$ 20,321	$ 17,241
Less: Accumulated depreciation	8,151	4,539
Property and equipment, net	12,170	12,702
Miners for Bitcoin [Member]
Schedule of Property and Equipment [Line Items]
Total cost	$ 20,321	$ 17,241